Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Board has adopted a policy which provides for the recoupment of certain executive compensation in the event either (1) the Company is required to prepare an accounting restatement of its financial statements due to a material non-compliance with any financial reporting requirement under the U.S. securities laws or (2) an executive violates the Company’s code of conduct, or breaches a fiduciary duty, or is grossly negligent, or engages in illegal or improper conduct causing financial or reputational harm to the Company. The Board will determine, in its sole discretion, the method for recouping incentive compensation under this policy, which may include, without limitation: (a) requiring reimbursement of cash incentive compensation previously paid; (b) seeking recovery of any gain realized on the vesting, exercise, settlement, sale, transfer, or other disposition of any equity-based awards; (c) offsetting the recouped amount from any compensation otherwise owed by the Company to the executive; (d) cancelling outstanding vested or unvested equity or cash awards; and/or (e) taking any other remedial and recovery action permitted by law, as determined by the Board. Refer to Exhibit 97 “Recoupment of Incentive Compensation Following a Restatement,” which was filed on May 1, 2025, and is incorporated by reference in the Company’s Annual Report on Form 10-K for the year ended January 31, 2026, for further discussion regarding the Company’s Clawback Policy.